Income Taxes - Major Components Of Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense:
Current year	$ 38.9	$ 35.1	$ 44.4
Adjustments for prior years, including changes to net provisions related to tax uncertainties	(6.0)	(12.3)	(4.7)
Current tax expense	32.9	22.8	39.7
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	10.1	15.4	6.2
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years	(13.4)	(8.7)	(62.9)
Deferred tax expense	(3.3)	6.7	(56.7)
Income tax expense (recovery)	$ 29.6	$ 29.5	$ (17.0)